Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events

Note 14 – Subsequent Events

Warrant Exercises

Subsequent to September 30, 2022, a total of 4,227,114 warrants were exercised, resulting in the cancellation of 4,227,114 warrants, the issuance of 3,802,626 shares of Common Stock, and gross proceeds of $354,994 to the Company.

Promissory Notes

Subsequent to September 30, 2022, the Company entered into one promissory note agreement with net proceeds of $100,000.

Common Stock Purchase Agreement, Securities Purchase Agreement and Promissory Note

On October 20, 2022, Creatd, Inc. a Nevada corporation (the “Company”), entered into a Common Stock Purchase Agreement (the “Investment Agreement”) with an otherwise unaffiliated third party (the “Investor”). Pursuant to the terms of the Investment Agreement, for a period of thirty-six (36) months commencing on the trading day immediately following date of effectiveness of the Registration Statement (as defined below), the Investor purchase up to $15,000,000 of the Company’s common stock, par value $0.001 per share (the “Shares”), pursuant to Drawdown Notices (as defined below), covering the Registrable Securities (as defined below). The purchase price of the Shares under the Investment Agreement is equal to 82% of the lowest volume weighted average price (VWAP) during the last ten trading days after the Company delivers to the Investor a Put notice (a “Drawdown Notice”) in writing requiring Investor to purchase shares of the Company, subject to the terms of the Investment Agreement.

On October 20, 2022, the Company also entered into a Securities Purchase Agreement (the “Purchase Agreement”) with the Investor, pursuant to which the Company issued to the Investor on that date a Promissory Note (the “Note”) in the principal amount of $300,000 in exchange for a purchase price of $255,000, which the Investor funded on October 20,2022.  The proceeds of the Note will be used by the Company for general working capital purposes.

The Note bears interest at the rate of 10% per annum.  Starting on the fifth month anniversary of the funding of the Note, and for the next six months thereafter, the Company will make seven equal monthly payments of $47,142.85 to the Investor.

On October 20, 2022, in connection with the entry by the Company and the Investor into the economic agreements, (i.e., the Investment Agreement, the Purchase Agreement, and the Note and the funding thereof), the Company issued 800,000 shares of its common stock to the Investor.

Securities Purchase Agreement

On October 24, 2022 (the “Effective Date”), the Company, entered into and closed securities purchase agreement (the “Purchase Agreement”) with one accredited investor (the “Investor”), whereby the Investor purchased from the Company for an aggregate of $1,500,000 in subscription amount, an unsecured debenture in the principal amount of $1,666,650 (the “Debenture”).

The Debenture has an original issue discount of 10%, has a term of six months with a maturity date of April 24, 2023, may be extended by six months at the Company’s option subject to certain conditions, and are convertible into shares of Common Stock at a conversion price of $0.20 per share, subject to adjustment upon certain events.

In connection with its entry into the Purchase Agreement and issuance of the Debenture, the Company also entered into a side letter agreement (the “Letter Agreement”) with the holders of debentures of the Company, the Series C Warrants and Series D Warrants issued as of May 31, 2022 (the “May Investors”) and the holders of debentures of the Company, the Series E Warrants and Series F Warrants issued as of July 25, 2022 (the “July Investors”). Pursuant to the Letter Agreement each of the May Investors and the July Investors have entered into a lock-up agreement whereby they may not sell any such debentures, warrants, the shares into which such debentures may be converted, or certain shares underlying such warrants until the date that is 30 days after the date on which the registration statement registering for resale the shares of the Company’s common stock underlying the Debenture is declared effective by the Securities and Exchange Commission. Additionally, the Letter Agreement, provides that the May Investors and July Investors have agreed to a further lock up of such shares for a further 30 days upon the receipt of a certain amount of the proceeds from future potential issuances of debentures, common stock or similar securities by the Company. Further additionally, pursuant to the Letter Agreement, the May Investors and the July Investors have agreed to exchange and return for cancellation the Series C Warrants, Series D Warrants, Series E Warrants and Series F Warrants, receiving replacement warrants from the Company (the “Replacement Warrants”), in consideration for (i) the Company’s payment of $750,000 of the proceeds from the sale of the Debenture to the May Investors and July Investors on a pro rata basis and (ii) the Company’s agreement to pay, on a pro rata basis to the May Investors and July Investors, the greater of (x) $750,000 and (y) 50% of the gross proceeds raised in a subsequent financing. The Replacement Warrants reflect a reduction in the number of Series C and Series D Warrants from 1,550,000 in each class to 1,536,607 in each class and a reduction in the number of Series E and Series F Warrants from 1,075,000 in each class to 807,143 in each class, and the initial exercise date for the Replacement Warrants are unchanged from the date as set forth in the respective exchanged Series C, Series D, Series E or Series F Warrant.

Note 17 – Subsequent Events

Board of Directors and Management

Appointment of New Directors

On February 17, 2022, the Board of Directors (the “Board”) of the Company appointed Joanna Bloor, Brad Justus, and Lorraine Hendrickson to serve as members of the Board. Ms. Bloor has been nominated to, and will serve as, chair of the Compensation Committee, and to be a member of the Audit Committee and Nominating & Corporate Governance Committee. Mr. Justus has been nominated, and will serve as, chair of the Nominating & Corporate Governance Committee, and to be a member of the Compensation Committee and Audit Committee. Ms. Hendrickson has been nominated to, and will serve as, chair of the Audit Committee and to be a member of the Compensation and Nominating & Corporate Governance Committee.

Departure of Directors

On February 17, 2022, the Board received notice that effective immediately, Mark Standish resigned as Chair of the Board, Chair of the Audit Committee and as a member of the Compensation Committee and Nominating & Corporate Governance Committee; Leonard Schiller resigned as member of the Board, Chair of the Compensation Committee and as a member of the Audit Committee and Nominating & Corporate Governance Committee; and LaBrena Martin resigned as a member of the Board, Chair of the Nominating & Corporate Governance Committee and as a member of the Audit Committee and Compensation Committee. Such resignations are not the result of any disagreement with the Company on any matter relating to the Company’s operations, policies or practices.

Management Restructuring

On February 17, 2022, the Board of the Company approved the restructuring of the Company’s senior management team to eliminate the Co-Chief Executive Officer role, appointing Jeremy Frommer as Executive Chairman and Founder, and appointing Laurie Weisberg as Chief Executive Officer (the “Second Restructuring”). Prior to the Second Restructuring, Mr. Frommer and Ms. Weisberg served as the Company’s co-Chief Executive Officers and Ms. Weisberg served as the Company’s Chief Operating Officer. The Second Restructuring does not impact the role or functions of the Company’s Chief Financial Officer, Chelsea Pullano, or the role or functions of the Company’s President and Chief Operating Officer, Justin Maury.

Securities Purchase Agreement

On March 1, 2022, the Company entered into securities purchase agreements with twenty-eight accredited investors whereby, at the closing, such investors purchased from the Company an aggregate of 1,401,457 shares of the Company’s common stock and (ii) 1,401,457 warrants to purchase shares of common stock, for an aggregate purchase price of $2,452,550. Such warrants are exercisable for a term of five-years from the date of issuance, at an exercise price of $1.75 per share.

Nasdaq Notice of Delisting

On March 1, 2022, the Company received a letter (the “Letter”) from the staff of The Nasdaq Capital Market (the “Exchange”) notifying the Company that the Exchange has determined to delist the Company’s common stock from the Exchange based on the Company’s Market Value of Listed Securities for the 30-consecutive day period between January 15, 2022 and February 25, 2022 falling short of the requirements under Listing Rule 5550(b)(2) (the “Rule”). Although a 180-day period is typically allowed for an issuer to regain compliance, the Company is not eligible to use such compliance period, as the Exchange had instituted a Panel Monitor through March 9, 2022.

The Company is pursuing an appeal to the Panel of such determination, in accordance with the Exchange’s rules and, pursuant to such request by the Company to appeal, the delisting of the Company’s securities and the Form 25 Notification of Delisting filing will be stayed pending the Panel’s decision.

The Company intends to present to the Panel evidence that the Company has regained compliance with the Rule; however, there can be no assurance that the Panel will grant the Company’s request for continued listing.

The Letter has no immediate impact on the listing of the Company’s common stock or warrants, which will continue to be listed and traded on the Exchange, subject to the Company’s compliance with other continued listing requirements. The Company’s receipt of the Letter does not affect the Company’s business, operations or reporting requirements with the Securities and Exchange Commission.

Registered Direct Offering

On March 7, 2022, the Company entered into a securities purchase agreement (the “Purchase Agreement”) with thirteen accredited investors resulting in the raise of $2,659,750 in gross proceeds to the Company. Pursuant to the terms of the Purchase Agreement, the Company agreed to sell in a registered direct offering an aggregate of 1,519,857 shares of the Company’s common stock together with warrants to purchase an aggregate of 1,519,857 shares of Common Stock at an exercise price of $1.75 per share. The warrants are immediately exercisable and will expire on March 9, 2027.

Acquisition of Denver Bodega, LLC d/b/a Basis

On March 7, 2022, the Company entered into a Membership Interest Purchase (the “Agreement”) with Henry Springer and Kyle Nowak (collectively the “Sellers”), whereby the Company purchased a majority stake in Denver Bodega, LLC, a Colorado limited liability company whose product is Basis, a direct-to-consumer functional beverage brand that makes high-electrolyte mixes meant to aid hydration. Pursuant to the Agreement, Creatd acquired all of the issued and outstanding membership interests of Denver Bodega, LLC for consideration of one dollar ($1.00), as well as the Company’s payoff, assumption, or satisfaction of certain debts and liabilities totaling $278,163.

Settlement of Home Revolution Litigation

On March 3, 2022, after substantial motion practice, Creatd successfully settled the dispute with Home Revolution, LLC for a total of $799,000, which includes $660,000 of note principal and $139,000 of accrued interest. The matter has been dismissed.

Note Conversions

Subsequent to December 31, 2021, a total of $168,850 in principal of convertible notes converted into 109,435 shares of common stock.

Promissory Note

Subsequent to December 31, 2021, the Company entered into one promissory note agreement with net proceeds of $300,000 and one promissory note agreement with net proceeds of AUD$224,540.

Consultant Shares

Subsequent to December 31, 2021, the Company issued 183,590 shares of Common Stock to consultants.

Employment Agreements

On April 5, 2022, upon the recommendation of the Compensation Committee of the Board, the Board approved employment agreements with, and equity issuances for, (i) Jeremy Frommer, Executive Chairman, who will receive (a) an signing award of $80,000, (b) an annual salary of $420,000; (c) 121,000 options, to vest immediately with a strike price of $1.75, and (d) 50,000 shares of the Company’s restricted common stock; (ii) Laurie Weisberg, Chief Executive Officer, who will receive (a) an annual salary of $475,000; (b) 121,000 options, to vest immediately with a strike price of $1.75, and (c) 50,000 shares of the Company’s restricted common stock; (iii) Justin Maury, Chief Operating Officer & President, who will receive (a) an annual salary of $475,000 (b) 81,000 options, to vest immediately with a strike price of $1.75, and (c) 50,000 shares of the Company’s restricted common stock; and (iv) Chelsea Pullano, Chief Financial Officer, who will receive (a) an annual salary of $250,000; (b) 37,000 options, to vest immediately with a strike price of $1.75, and (c) 35,000 shares of the Company’s restricted common stock (collectively, the “Executive Employment Arrangements”).

Pursuant to the Executive Employment Arrangements, the Company entered into executive employment agreements with each of the respective executives as of April 5, 2022 (the “Executive Employment Agreements”). The Executive Employment Agreements contain customary terms, conditions and rights.

The foregoing descriptions of the Executive Employment Agreements do not purport to be complete and are qualified in their entirety by reference to the forms of Amended Executive Employment Agreements, copies of which are filed as Exhibits 10.40, 10.41, 10.42 and 10.43 to this Annual Report on Form 10-K and is incorporated herein by reference.